CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Liabilities	¥ 307,135	$ 42,077	¥ 276,561
Ordinary shares, shares authorized	1,500,000,000	1,500,000,000
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000	1,268,785,000
Ordinary shares, shares issued	838,962,260	838,962,260	838,962,260
Ordinary shares, shares outstanding	755,676,810	755,676,810	819,084,610
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	231,215,000	231,215,000	231,215,000
Ordinary shares, shares issued	231,215,000	231,215,000	231,215,000
Ordinary shares, shares outstanding	231,215,000	231,215,000	231,215,000
VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 248,100		¥ 214,800